Derivative Financial Instrument (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 07, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Loss on derivative financial instruments		$ 3,148	$ 0	$ 0
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative Notional Amount		615,000
Loss on derivative financial instruments		(500)
Fair value of derivative liability		$ 2,666	$ 0
$675 Million Credit Facility | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative, Inception date	Jun. 29, 2020
Derivative, Maturity date	Sep. 30, 2024
Derivative, Fixed Interest Rate	0.41%
Derivative Underlying	Fixed 3-month LIBOR rate